Supplement dated August 1, 2026 to the

currently effective Prospectus and Statement of Additional Information.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Short AAPL Daily ETF
Tradr 2X Short AXTI Daily ETF
Tradr 2X Short COHR Daily ETF
Tradr 2X Short DRAM Daily ETF
Tradr 2X Short META Daily ETF
Tradr 2X Short MSFT Daily ETF
Tradr 2X Short MU Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.